Explanatory notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2021
Cash Flows Explanatory Notes [Abstract]
Explanatory notes to the Consolidated Statement of Cash Flows

30.	Explanatory notes to the Consolidated Statement of Cash Flows
Non-cash items
For the year ended December 31, 2021, non-cash items of €4,021 million primarily included: (i) €5,871 million for depreciation and amortization expense, (ii) a €1,152 million net decrease in provisions, primarily as a result of lower provision for sales incentives in connection with a decrease in dealer stock and per unit accrual, partially offset by an increase in the provision for product warranty and recall campaigns (Refer to Note 21, Provisions for additional detail), (iii) a €654 million change in deferred taxes impacted by the recognition of deferred tax assets previously unrecognized primarily in France and Germany (Refer to Note 7, Tax Expense for additional detail).
For the year ended December 31, 2020, non-cash items of €1,178 million primarily included €2,376 million of depreciation and amortization expense and €1,085 million for net decrease in provisions, primarily due to a decrease in the provisions for restructuring, for warranties and for commercial and tax litigations.
For the year ended December 31, 2019, non-cash items of €2,578 million primarily included €2,191 million for depreciation and amortization expense.
Operating activities
For the year ended December 31, 2021, net cash from operating activities of €18,646 million was primarily the result of: (i) net profit from continuing operations of €13,218 million adjusted by: (1) non-cash items of €4,021 million, (2) the positive effect of the change in working capital of €1,212 million, which was mainly driven by (i) a decrease of €2,201 million in inventories, primarily in Enlarged Europe and North America, (ii) a decrease of €246 million in trade receivables, partially offset by (iii) a decrease of €1,273 million in trade payables, primarily due to reduced volumes of production in Enlarged Europe and North America.
For the year ended December 31, 2020, net cash from operating activities of €6,241 million was primarily the result of: (i) net profit from continuing operations of €2,338 million adjusted by: (1) non-cash items of €1,178 million, (2) €1,136 million of cash from operating activities of discontinued operations and (4) the positive effect of the change in working capital of €1,300 million, which was primarily driven by (i) a decrease of €844 million in inventories as a result of stock management, (ii) an increase of €218 million in trade payables and (iii) a decrease of €191 million of trade receivables.
For the year ended December 31, 2019, net cash from operating activities of €8,667 million was primarily the result of: (1) net profit from continuing operations of €2,921 million adjusted to add back (2) €2,191 million for depreciation and amortization expense; in addition to (3) €1,837 million of cash flow from operating activities of discontinued operations, and (4) for the positive effect of the change in working capital of €1,003 million, which was primarily driven by (i) a decrease of €502 million in inventories (ii) an increase of €294 million in trade payables and (iii) a decrease of €92 million of trade receivables.
Investing activities
For the year ended December 31, 2021, net cash from investing activities of €8,674 million was primarily the result of (1) cash and cash equivalents of FCA at the date of the merger of €22,514 million, (2) €8,687 million of investment in property, plant and equipment and intangible assets, including €3,116 million of capitalized development expenditures, (2) €1,426 million decrease in payables related to the investments in properties, plant and equipment and intangible assets, and (3) an increase in receivables from financing activities of €306 million, which was mainly attributable to higher volumes of activity in South America and China, and (4) €726 million of acquisitions of consolidated subsidiaries net of their cash and equity method investments, including €147 million relating to the acquisition of First Investors Financial Services Group and €196 million capital injection in GAC FCA JV. Investing activities also include the reduction of €3,115 million in cash and cash equivalents held by Faurecia at loss of control.
For the year ended December 31, 2020, net cash used in investing activities of €3,899 million was primarily the result of (1) €2,733 million of investment in properties, plant and equipment and intangible assets, including €1,238 million of capitalized development expenditures, (2) €217 million decrease in payables related to the investments in property, plant and equipment and intangible assets and (3) €1,359 million of cash used by discontinued operations, partially offset by (4) €359 million proceeds from disposal of consolidated subsidiaries and equity method investments
For the year ended December 31, 2019, net cash used in investing activities of €6,018 million was primarily the result of (1) €3,544 million of investments in property, plant and equipment and intangible assets, including €1,314 million of capitalized development expenditures, and (2) €2,357 million of cash used by discontinued operations.
Financing activities
For the year ended December 31, 2021, net cash used in financing activities of €1,366 million resulted primarily from (1) the distribution to Shareholders of €4,204 million, including (i) €2,897 million for an extraordinary distribution to FCA shareholders in accordance with the merger agreement, (ii) €1,000 million extraordinary distribution to Stellantis shareholders and (iii) €302 million distributed in cash as part of the Faurecia distribution (refer to Note 3, Scope of consolidation included elsewhere in this report), (2) the repayment at maturity of a bond issued by FCA for €1,000 million, (3) the repayment of other long-term debt for €637 million, (4) €610 million increase in investments in securities primarily by the treasury companies in North America, and (5) €846 million in net decrease in short-term debt. These were partially offset by the proceed from the issuance of notes under the EMTN Program for €3,671 million (€3,750 million nominal) and in North America for €1,770 million (US$2.0 billion) (Refer to Note 22, Debt for further information) and from new long term debt for €309 million.
For the year ended December 31, 2020, net cash from financing activities of €3,116 million resulted primarily from the issuance of a note of €1,000 million, changes in short-term debt and other financial assets and liabilities of €529 million, decrease in securities held by central treasuries of €686 million and cash flows from financing activities of discontinued operations of €1,091 million.
For the year ended December 31, 2019, net cash used in financing activities of €221 million resulted primarily from the distribution to Shareholders of €618 million, the decrease in short-term debt and other financial assets and liabilities of €1,110 million, the net increase in long-term debt of €1,166 million and cash flows from financing activities of discontinued operations of €729 million.
The following is a reconciliation of liabilities arising from financing activities for the years ended December 31, 2021 and 2020:

	Years ended December 31,
	2021	2020
	(€ million)
Total Debt at January 1	€13,703	€11,696
Add: Derivative (assets)/liabilities and collateral at January 1	21	(36)
Add: Securities at January 1	(1,094)	(1,763)
Total Liabilities from financing activities at January 1	€12,630	€9,897

FCA-PSA merger	22,415	—
Add: Derivative (assets)/liabilities and collateral from FCA-PSA merger	(350)	—
Add: Securities from FCA-PSA merger	129	—
Cash flows	2,650	2,882
Foreign exchange effects	314	(154)
Fair value changes	(139)	(9)
Changes in scope of consolidation	(5,616)	83
Transfer to (Assets)/Liabilities held for sale	—	—
Other changes	(495)	(63)

Total Liabilities from financing activities at December 31	€31,538	€12,636
Less: Derivative (assets)/liabilities and collateral at December 31	(6)	21
Less: Securities at December 31	(2,038)	(1,088)
Total Debt at December 31	€33,582	€13,703
Interest expense and taxes paid
During the years ended December 31, 2021, 2020 and 2019, the Company paid interest of €1,185 million and received interest of €347 million, €88 million and €76 million, €140 million and €35 million, respectively. Amounts indicated are also inclusive of interest rate differentials paid or received on interest rate derivatives.
During the years ended December 31, 2021, 2020 and 2019, the Company made income tax payments, net of refunds, totaling €2,170 million, €385 million and €428 million, respectively.
Amounts relating to IFRS 16 recognized in Consolidated Statement of Cash Flows
During the year ended December 31, 2021, 2020 and 2019, the total cash outflow for leases recognized in accordance with IFRS 16 was €616 million, €178 million and €185 million, respectively, of which €566 million, €177 million and €185 million, respectively, related to cash payments for the principal portion of lease liabilities (recognized within Cash flows from financing activities in the Consolidated Statement of cash flows) and €50 million, €1 million and nil, respectively, related to cash payments for interest expense related to lease liabilities (recognized within Cash flows from operating activities in the Consolidated Statement of cash flows).